Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds U.S. Government Money Market Fund
Entity Central Index Key	0001454975
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
American Funds® U.S. Government Money Market Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	AFAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 4.98% for the year ended September 30, 2024. That result co mp
ares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which
was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields
remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
tal
returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class A *	4.98%	2.05%	1.37%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was u
pd
ated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was u
pd
ated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Tre asur y bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class C
Trading Symbol	AFCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 4.86% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained
steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class C (with sales charge) *	3.86%	2.00%	1.36%
American Funds U.S. Government Money Market Fund — Class C (without sales charge)*	4.86%	2.00%	1.36%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/
or
expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class T
Trading Symbol	TTMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 5.13% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most
of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year
, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds U.S. Government Money Market Fund — Class T 2	5.13%	2.11%	1.86%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.48%	2.27%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class F-1
Trading Symbol	AFFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 4.82% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper
issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class F-1 *	4.82%	1.92%	1.22%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class F-2
Trading Symbol	AFGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.12% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class F-2 *	5.12%	2.10%	1.38%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class F-3
Trading Symbol	USGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.19% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s
holdings
are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds U.S. Government Money Market Fund — Class F-3 2	5.19%	2.14%	1.85%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.48%	2.23%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-A
Trading Symbol	AAFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 4.93% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high
rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class 529-A *	4.93%	2.01%	1.32%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill
Auction
Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill
Auction
Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (
percent
of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-C
Trading Symbol	CCFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 4.80% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class 529-C (with sales charge) *	3.80%	1.97%	1.32%
American Funds U.S. Government Money Market Fund — Class 529-C (without sales charge) *	4.80%	1.97%	1.32%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-E
Trading Symbol	EAFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 4.82% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class 529-E *	4.82%	1.98%	1.31%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-T
Trading Symbol	TSIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 5.06% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds U.S. Government Money Market Fund — Class 529-T 2	5.06%	2.06%	1.80%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.48%	2.27%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's
investment strategies as a result of the benchmark update.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's
investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-F-1
Trading Symbol	FARXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 5.00% for the year ended September 30, 2024. That result compares with a 5.53%
gain
for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class 529-F-1 *	5.00%	2.03%	1.33%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-F-2
Trading Symbol	FFFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 5.07% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of
a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Government Money Market Fund — Class 529-F-2 2	5.07%	2.50%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.97%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon,
a
broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot
invest directly in an index. Source(s): Morningstar.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon,
a
broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-F-3
Trading Symbol	FMUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 5.13% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Government Money Market Fund — Class 529-F-3 2	5.13%	2.52%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.97%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): Morningstar.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions )	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class ABLE-A
Trading Symbol	AAZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 5.02% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds U.S. Government Money Market Fund — Class ABLE-A 2	5.02%	2.06%	2.03%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.48%	2.45%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class ABLE-F-2
Trading Symbol	ABZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inve stm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 5.14% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds U.S. Government Money Market Fund — Class ABLE-F-2 2	5.14%	2.54%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.97%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-1
Trading Symbol	RAAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 5.12% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money M ar ket Fund — Class R-1 *	5.12%	2.09%	1.37%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-2
Trading Symbol	RABXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 142	1.39%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 4.06% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual tot
a
l returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class R-2*	4.06%	1.51%	0.86%
USTREAS T-Bill Auction Ave 3 Mon†	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-2E
Trading Symbol	RBEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 113	1.11%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 4.36% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class R-2E *	4.36%	1.67%	1.00%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-3
Trading Symbol	RACXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class
R-3
shares gained 4.52% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
A merican Funds U.S. Government Money Market Fund — Class R-3 *	4.52%	1.76%	1.07%
U STREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24,
2024
, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24,
2024
, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-4
Trading Symbol	RADXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 4.83% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class R-4 *	4.83%	1.93%	1.23%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-5E
Trading Symbol	RAGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 5.04% for the year ended September 30, 2024. That result compares with a 5.53% gain for t he
USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the
U.S
. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in
short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds U.S. Government Money Market Fund — Class R-5E 2	5.04%	2.05%	1.51%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.48%	1.97%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/
or
expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or rede mp tion of fund share s.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-5
Trading Symbol	RAEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 5.14% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class R-5 *	5.14%	2.11%	1.39%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-6
Trading Symbol	RAFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 5.19% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class R-6 *	5.19%	2.14%	1.43%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
Net Assets	$ 33,208,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 83,000,000
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%